Consolidating Financial Statements (details) - Consolidating Statement of Income (Unaudited) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Consolidating Statement of Income
Premiums										$ 24,534	$ 23,874	$ 23,713
Net investment income										2,302	2,379	2,787
Fee income										458	460	450
Net realized investment gains (losses)	[1]									68	3	79
Other revenues										263	99	145
Total revenues		$ 7,193	$ 6,961	$ 6,785	$ 6,686	$ 6,678	$ 6,798	$ 6,710	$ 6,629	27,625	26,815	27,174
Claims and claim adjustment expenses										15,070	13,723	13,870
Amortization of deferred acquisition costs										3,985	3,885	3,882
General and administrative expenses										4,154	4,094	3,964
Interest expense										363	373	369
Total claims and expenses		5,891	6,014	5,898	5,769	5,469	5,491	5,634	5,481	23,572	22,075	22,085
Income before income taxes		1,302	947	887	917	1,209	1,307	1,076	1,148	4,053	4,740	5,089
Income tax expense (benefit)		359	231	223	226	343	379	264	315	1,039	1,301	1,397
Net income		$ 943	$ 716	$ 664	$ 691	$ 866	$ 928	$ 812	$ 833	3,014	3,439	3,692
Total other-than-temporary impairment losses										(40)	(54)	(22)
Other-than-temporary impairment losses recognized in net realized investment gains (losses)										(29)	(52)	(26)
Other-than-temporary impairment gains (losses) recognized in other comprehensive income										(11)	(2)	4
TPC [Member]
Consolidating Statement of Income
Premiums										16,788	16,254	16,097
Net investment income										1,569	1,612	1,874
Fee income										458	460	448
Net realized investment gains (losses)										30	13	12
Other revenues										248	78	125
Total revenues										19,093	18,417	18,556
Claims and claim adjustment expenses										10,232	9,208	9,274
Amortization of deferred acquisition costs										2,702	2,627	2,604
General and administrative expenses										2,928	2,853	2,755
Interest expense										48	48	48
Total claims and expenses										15,910	14,736	14,681
Income before income taxes										3,183	3,681	3,875
Income tax expense (benefit)										999	1,015	1,095
Net income										2,184	2,666	2,780
Total other-than-temporary impairment losses										(19)	(19)	(16)
Other-than-temporary impairment losses recognized in net realized investment gains (losses)										(13)	(18)	(19)
Other-than-temporary impairment gains (losses) recognized in other comprehensive income										(6)	(1)	3
Other Subsidiaries [Member]
Consolidating Statement of Income
Premiums										7,746	7,620	7,616
Net investment income										720	760	907
Fee income												2
Net realized investment gains (losses)										39	(11)	64
Other revenues										36	21	20
Total revenues										8,541	8,390	8,609
Claims and claim adjustment expenses										4,838	4,515	4,596
Amortization of deferred acquisition costs										1,283	1,258	1,278
General and administrative expenses										1,242	1,225	1,194
Total claims and expenses										7,363	6,998	7,068
Income before income taxes										1,178	1,392	1,541
Income tax expense (benefit)										208	394	417
Net income										970	998	1,124
Total other-than-temporary impairment losses										(20)	(35)	(6)
Other-than-temporary impairment losses recognized in net realized investment gains (losses)										(15)	(34)	(7)
Other-than-temporary impairment gains (losses) recognized in other comprehensive income										(5)	(1)	1
Travelers [Member]
Consolidating Statement of Income
Net investment income										13	7	6
Net realized investment gains (losses)										(1)	1	3
Total revenues										12	8	9
General and administrative expenses										5	16	15
Interest expense										315	325	321
Total claims and expenses										320	341	336
Income before income taxes										(308)	(333)	(327)
Income tax expense (benefit)										(168)	(108)	(115)
Net income of subsidiaries										3,154	3,664	3,904
Net income										3,014	3,439	3,692
Total other-than-temporary impairment losses										(1)
Other-than-temporary impairment losses recognized in net realized investment gains (losses)										(1)	0	0
Other-than-temporary impairment gains (losses) recognized in other comprehensive income										0	0	0
Eliminations [Member]
Consolidating Statement of Income
Other revenues										(21)
Total revenues										(21)
General and administrative expenses										(21)
Total claims and expenses										(21)
Net income of subsidiaries										(3,154)	(3,664)	(3,904)
Net income										$ (3,154)	$ (3,664)	$ (3,904)

[1]	Total other-than-temporary impairment (OTTI) losses were $(40) million, $(54) million and $(22) million for the years ended December 31, 2016, 2015 and 2014, respectively. Of total OTTI, credit losses of $(29) million, $(52) million and $(26) million for the years ended December 31, 2016, 2015 and 2014, respectively, were recognized in net realized investment gains. In addition, unrealized gains (losses) from other changes in total OTTI of $(11) million, $(2) million and $4 million for the years ended December 31, 2016, 2015 and 2014, respectively, were recognized in other comprehensive income (loss) as part of changes in net unrealized gains on investment securities having credit losses recognized in the consolidated statement of income.